Organization and Principal Activities (Details)	Dec. 31, 2024	Dec. 02, 2010
Guangdong Wing Yip Food Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest		100.00%
Wing Yip HN [Member]
Organization and Principal Activities [Line Items]
Equity interest	100.00%